Schedule of exposure to exchange rates Risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)		R$ 718
Accounts receivable from Minas Gerais state government (AFAC) – IGPM index (Note 11 and 30)		13
Concession Grant Fee – IPCA (Note 14)		2,792
Assets		3,523
Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)		(4,322)
Debt agreed with pension fund (Forluz) – IPCA (Note 24)		(385)
Deficit of pension plan (Forluz) (Note 24)		(539)
Liabilities		(5,246)
Net liability exposed		R$ (1,723)
Probable Ccenario [Member] | I P C A [Member]
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	R$ 766
Accounts receivable from Minas Gerais state government (AFAC) – IGPM index (Note 11 and 30)	14
Concession Grant Fee – IPCA (Note 14)	2,979
Assets	3,759
Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,611)
Debt agreed with pension fund (Forluz) – IPCA (Note 24)	(411)
Deficit of pension plan (Forluz) (Note 24)	(575)
Liabilities	(5,597)
Net liability exposed	(1,838)
Net effect of fluctuation in IPCA and IGP–M indexes	(115)
Probable Ccenario [Member] | I P C A One [Member]
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	778
Accounts receivable from Minas Gerais state government (AFAC) – IGPM index (Note 11 and 30)	15
Concession Grant Fee – IPCA (Note 14)	3,025
Assets	3,818
Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,683)
Debt agreed with pension fund (Forluz) – IPCA (Note 24)	(417)
Deficit of pension plan (Forluz) (Note 24)	(584)
Liabilities	(5,684)
Net liability exposed	(1,866)
Net effect of fluctuation in IPCA and IGP–M indexes	(143)
Probable Ccenario [Member] | I P C A Three [Member]
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	790
Accounts receivable from Minas Gerais state government (AFAC) – IGPM index (Note 11 and 30)	15
Concession Grant Fee – IPCA (Note 14)	3,072
Assets	3,877
Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,755)
Debt agreed with pension fund (Forluz) – IPCA (Note 24)	(424)
Deficit of pension plan (Forluz) (Note 24)	(593)
Liabilities	(5,772)
Net liability exposed	(1,895)
Net effect of fluctuation in IPCA and IGP–M indexes	R$ (172)